Taxation - Schedule of Income before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Income before Provision for Income Taxes [Line Items]
Income/(loss) before provision for income taxes	¥ (34,117)	$ (5,027)	¥ (39,353)
Non-PRC [Member]
Schedule of Income before Provision for Income Taxes [Line Items]
Income/(loss) before provision for income taxes	(20,431)		(53,062)
PRC Member]
Schedule of Income before Provision for Income Taxes [Line Items]
Income/(loss) before provision for income taxes	¥ (13,686)		¥ 13,709